Note 3 - Loans and Allowance for Loan Losses (Details) - Loans by Aging (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable, 30-59 days past due	$ 136,000	$ 265,000
Loans receivable, 60-89 days past due	463,000	339,000
Loans receivable, 90 days and more past due	506,000	6,831,000
Loans receivable, past due	1,105,000	7,435,000
Loans receivable, current	492,332,000	464,922,000
Loans receivable	493,437,064	472,356,822
One to Four Family Units [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable, 30-59 days past due	113,000	246,000
Loans receivable, 60-89 days past due	428,000	337,000
Loans receivable, 90 days and more past due	279,000
Loans receivable, past due	820,000	583,000
Loans receivable, current	97,081,000	93,215,000
Loans receivable	97,900,814	93,797,650
Multi-Family Units [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable, current	33,786,000	46,188,000
Loans receivable	33,785,959	46,188,434
Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable, 90 days and more past due		536,000
Loans receivable, past due		536,000
Loans receivable, current	36,785,000	42,730,000
Loans receivable	36,784,584	43,266,130
Real Estate Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable, 90 days and more past due		2,604,000
Loans receivable, past due		2,604,000
Loans receivable, current	215,605,000	176,476,000
Loans receivable	215,605,054	179,079,433
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable, 60-89 days past due		2,000
Loans receivable, 90 days and more past due	227,000	3,628,000
Loans receivable, past due	227,000	3,630,000
Loans receivable, current	91,887,000	89,092,000
Loans receivable	92,114,216	92,721,783
Consumer and Other Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable, 30-59 days past due	23,000	19,000
Loans receivable, 60-89 days past due	35,000
Loans receivable, 90 days and more past due		63,000
Loans receivable, past due	58,000	82,000
Loans receivable, current	17,188,000	17,221,000
Loans receivable	$ 17,246,437	$ 17,303,392